Business Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Number of operating segments	2
Amortization of long-term prepaid expenses	¥ 1,317	¥ 1,091	¥ 1,025